Shareholders’ Equity (Deficit) (Details)					1 Months Ended				12 Months Ended
	Dec. 15, 2022 USD ($) $ / shares shares	Nov. 01, 2021 USD ($) $ / shares shares	Mar. 10, 2016 USD ($) shares	Mar. 10, 2016 ₪ / shares shares	Oct. 31, 2022 shares	Sep. 30, 2022 $ / shares shares	Jan. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Mar. 20, 2023 $ / shares	Dec. 14, 2022 $ / shares	Nov. 25, 2022 $ / shares	Sep. 16, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary A share									15,049,720	11,136,850				40,000
Ordinary shares warrants exercisable								671,687
SAFEs amount (in Dollars) | $									$ 500,000
Number of investor									5
Investor amount (in Dollars) | $									$ 100,000
Converted amount (in Dollars) | $									$ 400,000
Converted to ordinary shares									118,204
Cash (in Dollars) | $									$ 100,000
Exercise price per share (in Dollars per share) | $ / shares						$ 2
Aggregate amount (in Dollars) | $									$ 25,000
Investors exercised warrants					4,666	40,000
Share price per share (in Dollars per share) | $ / shares									$ 1.22
Vesting periods	3 years	3 years							3 years
Issuance of shares options	40,000	22,205					105,000
Options to purchase ordinary shares	30,000
Exercise price per share (in Dollars per share) | $ / shares		$ 2.25
Termination period	10 years	10 years					10 years
Termination period	90 days	90 days					90 days
Share based compensation options		420,090
Options valued amount (in Dollars) | $		$ 932,000
Share price (in Dollars per share) | $ / shares		$ 2.53					$ 2.8
Exercise price per share (in Dollars per share) | $ / shares	$ 0.66						$ 0.003	$ 2.25
Expected volatility percentage		39.00%
Dividend yield percentage		0.00%
Risk free interest rate		1.60%
Expected life term		10 years
Options expenses (in Dollars) | $	$ 20,000						$ 294,000
Vesting period							3 years
Fair value option (in Dollars) | $	$ 0.29
Option to ordinary shares	424,653
Option grants	2,257,458
Options expire term									10 years
Warrants exercisable term									5 years
Exercise of warrants (in Dollars per share) | $ / shares									$ 4
Warrant period									2 years
Warrant be reduced to an exercise price percentage									50.00%
Initial exercise price percentage									50.00%
Weighted average price percentage									100.00%
Lowest reset price (in Dollars per share) | $ / shares									$ 2		$ 0.54
Initial exercise price percentage. (in Dollars) | $									$ 50
Ordinary Shares [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares									$ 6.345
Exercisable warrants to shares									15,760
Share price per share (in Dollars per share) | $ / shares													$ 1
Minimum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Options to purchase ordinary shares		0.003
Maximum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Options to purchase ordinary shares		2.25
Initial Public Offering [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary A share						3,750,000
Ordinary shares in consideration percentage								125.00%
Total consideration amount (in Dollars) | $								$ 3,025,000.000
Issuance expenses (in Dollars) | $								$ 100,000
Warrants to purchase						8,625,000
Exercise price per share (in Dollars per share) | $ / shares												$ 2
Share price (in Dollars per share) | $ / shares								$ 2.25
Ordinary A Shares [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary A share			1,844,268	1,844,268
Ordinary share par value (in New Shekels per share) | ₪ / shares				₪ 0.01
Value of Ordinary A share (in Dollars) | $			$ 500,000
Interest percentage									2.00%
Ordinary A shares										2,000,000
A share reclassified to ordinary shares										2,000,000
Ordinary shares authorized increased										10,000,000
Investor [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Number of investor									one
Options Held [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary A share									4,666	241,533					15,430	111,142
Board of Directors [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Options available for grant	424,653
Options granted	2,257,458
Issuance of shares options	70,000	397,885
2015 Plan [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Options available for grant										1,832,805							1,032,805
Options to ordinary shares										800,000
Series of Individually Immaterial Business Acquisitions [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Outstanding voting securities percentage									50.00%
Co-founders [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary A share									4,500,000
Total value of the shares (in Dollars) | $									$ 12,000
Investor [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary shares issued								1,343,374